Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2020
Registrant Name	dei_EntityRegistrantName	CITY NATIONAL ROCHDALE FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0001026977
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 27, 2021
Document Effective Date	dei_DocumentEffectiveDate	Jul. 27, 2021
Prospectus Date	rr_ProspectusDate	Jan. 31, 2021
City National Rochdale Municipal High Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

CITY NATIONAL ROCHDALE FUNDS

CITY NATIONAL ROCHDALE MUNICIPAL HIGH INCOME FUND

Servicing Class (CNRMX)

Class N (CNRNX)

Supplement dated July 27, 2021, to the

Summary Prospectus dated January 31, 2021, and the

Statutory Prospectus dated January 31, 2021, as amended and restated June 14, 2021

The Fund’s primary benchmark has changed. The table on page 5 of the Summary Prospectus and on page 26 of the Statutory Prospectus is deleted in its entirety and replaced with the following:

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2020)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Previously, the Fund’s performance was compared to the S&P Municipal Yield Index as its benchmark. The Trust has elected to compare the Fund’s performance to the Bloomberg Barclays 60% Lehman Brothers Tax-Exempt High Yield/40% Lehman Brothers Municipal Investment Grade Total Return Unhedged United States Dollar Index, as the Adviser believes this index is more aligned with the Fund’s investment strategy.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table shows the average annual total returns of each class of the Muni High Income Fund for the periods ended December 31, 2020. The table also shows how the Fund’s performance compares with the returns of indices comprised of investments similar to those held by the Fund.

Supplement to Prospectus Closing Text Block	cnr_SupplementClosingTextBlock	***** PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE. CNR-SK-057-0100
City National Rochdale Municipal High Income Fund | Bloomberg Barclays 60% Lehman Brothers Tax-Exempt High Yield/40% Lehman Brothers Municipal Investment Grade Total Return Unhedged United States Dollar Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.12%	[1]
5 Years	rr_AverageAnnualReturnYear05	5.52%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	5.95%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2013	[1]
City National Rochdale Municipal High Income Fund | S&P Municipal Yield Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.76%
5 Years	rr_AverageAnnualReturnYear05	6.16%
Since Inception	rr_AverageAnnualReturnSinceInception	6.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2013
City National Rochdale Municipal High Income Fund | Servicing Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.41%
5 Years	rr_AverageAnnualReturnYear05	4.08%
Since Inception	rr_AverageAnnualReturnSinceInception	5.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2013
City National Rochdale Municipal High Income Fund | Servicing Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.36%
5 Years	rr_AverageAnnualReturnYear05	4.04%
Since Inception	rr_AverageAnnualReturnSinceInception	5.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2013
City National Rochdale Municipal High Income Fund | Servicing Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.39%
5 Years	rr_AverageAnnualReturnYear05	3.97%
Since Inception	rr_AverageAnnualReturnSinceInception	4.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2013
City National Rochdale Municipal High Income Fund | Class N
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.15%
5 Years	rr_AverageAnnualReturnYear05	3.80%
Since Inception	rr_AverageAnnualReturnSinceInception	5.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 30, 2013

[1]	Previously, the Fund’s performance was compared to the S&P Municipal Yield Index as its benchmark. The Trust has elected to compare the Fund’s performance to the Bloomberg Barclays 60% Lehman Brothers Tax-Exempt High Yield/40% Lehman Brothers Municipal Investment Grade Total Return Unhedged United States Dollar Index, as the Adviser believes this index is more aligned with the Fund’s investment strategy.